Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,427,114)	$ (833,293)	$ (10,102,266)	$ (2,907,828)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,062,000	146,850	8,966,850	2,100,000
Series C Preferred stock-based compensation	696,000	0
Non-cash lease expenses	39,519	30,000	71,349	44,647
Depreciation and amortization	126,600	124,155	248,510	15,862
Loss on settlement of debt	882,279	0
Loss on disposition of digital currency and digital currency assets			0	2,029
Impairment loss on digital assets			0	6,125
Changes in operating assets and liabilities:
Accounts receivable	(223,438)	0	(427,433)	0
Inventory	(38,116)	(10,909)	(101,092)	(114,645)
Prepaid expense	(791)	(20,099)	(10,431)	(240)
Related party advances funding operating expense	2,180	200,836	246,425	155,919
Accounts payable and accrued liabilities	75,043	(53,248)	(32,827)	76,657
Operating lease liabilities	(38,919)	(30,000)	(70,849)	(40,000)
Digital currency			0	(46,976)
Net Cash used in Operating Activities	(768,525)	(423,890)	(1,211,764)	(708,450)
Cash Flows from Investing Activities:
Purchase of equipment			(4,015)	(5,350)
Share capital - Mighty Fire Breaker UK Limited			0	(1)
Net Cash used in Investing Activities			(4,015)	(5,349)
Cash Flows from Financing Activities:
Advances received for convertible notes to be issued	695,000	0
Deferred offering cost	(34,675)	0
Proceeds from loan - related party	0	275,000	307,500	784,484
Repayment of loan- related party	(60,000)	0	(125,000)	(55,720)
Proceed from issuance Series C Preferred Stock	165,000	0	907,600	0
Proceed from stock subscription	0	179,600	500,000	0
Proceed from convertible note			0	35,000
Proceeds from promissory note			120,000	0
Net Cash provided by Financing Activities	765,325	454,600	1,710,100	763,764
Change in cash	(3,200)	30,710	494,321	49,965
Cash, beginning of period	549,755	55,434	55,434	5,469
Cash, end of period	546,555	86,144	549,755	55,434
Supplemental Disclosure Information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	0	0
Non-Cash Financing Disclosure:
Common stock issued for services	1,862,000	146,850	146,850
Common stock to be issued for services	200,000	0
Series C Preferred stock issued for services	696,000	0
Common stock issued upon conversion of Series C Convertible Preferred stock			300	1,000
Common stock issued for conversion and settlement of debt	1,085,148	0
Common stock issued for stock to be issued - management	90,000	0
Series C Preferred stock issued for subscription received	500,000	0
Cancellation comment stock - related party	6,500	0
Reclassification of due to related party to convertible note	0	19,000	19,000	0
Common stock issued upon conversion of Series C Preferred stock	$ 0	$ 300
Issuance of common stock for services			146,850	70,000
Issuance of Series C Convertible Preferred stock for intellectual property purchase			0	4,200,000
Common stock to be issued - management			180,000	0
Debt forgiveness - related party			0	9,355
Contribution inventory - related party			14,460	0
Issuance Series C Convertible Preferred stock for services - related party			8,640,000	0
Right -of-use assets obtained in exchange for new operating lease liabilities			161,665	0
Repayments of related party loans using digital currency			$ 0	$ 47,350